Equity-method investees - Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures [Line Items]
Lease liabilities current	€ (10,350)	€ (9,413)
Lease liabilities non-current	(47,400)	(52,914)
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Cash and cash equivalents	33,230	31,706
Lease liabilities current	(2,885)	(1,570)
Lease liabilities non-current	(767)	(3,222)
Total, net of cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current	€ 29,578	€ 26,914